Earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit and weighted average number of common shares
Profit for the period attributable to the Owners of the Group, basic	$ 318,628,951	$ 39,442,842
Profit for the period attributable to the Owners of the Group, diluted	$ 318,628,951	$ 39,442,842
Weighted average number of shares outstanding in the period, basic	38,605,735	32,194,108
Weighted average number of shares outstanding in the period, diluted	38,605,735	32,194,108
Earnings per share - basic	$ 8.25	$ 1.23
Earnings per share - diluted	$ 8.25	$ 1.23